Accounts Receivable and Other Receivables - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 30, 2019	Mar. 31, 2018		Mar. 25, 2017
Receivables [Abstract]
Beginning balance	[1]	$ 513	$ 286		$ 220
Additional provision recorded		170	227		81
Net write-offs		(249)			(15)
Ending balance		$ 434	$ 513	[1]	$ 286	[1]

[1]	Recast (refer to note 1)